LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Provisions for Unearned Premiums - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions for unearned premiums
Gross provision at 1 January	£ 404	£ 461
Change in provisions	(2,165)	(2,374)	£ (4,837)
Change in provision for unearned premiums charged to income statement	(46)	(57)
Gross provision at 31 December	358	404	£ 461
Reinsurers’ share	(13)	(14)
Net provision at 31 December	345	390
Increase [Member]
Provisions for unearned premiums
Change in provisions	724	827
Release [Member]
Provisions for unearned premiums
Change in provisions	£ (770)	£ (884)